Commitments and contingent liabilities - Summary of Off-Balance Sheet Credit Risks, Net of Participations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Securities lending indemnifications, joint venture	$ 60,000	$ 59,000
Invested in reverse repurchase agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cash collateral invested in indemnified repurchase agreements	59,000	45,000
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	52,581	46,518
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	1,641	1,816
Off-balance sheet credit risks participations	192	163
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	24	41
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	$ 544,601	$ 492,739